Convertible Debt At Fair Value (Difference Between Fair Value And Unpaid Principal Balance Of Note) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Mar. 16, 2016
Debt Instrument [Line Items]
Fair value	$ 1,315
6.25% Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Interest rate	6.25%	6.25%
Fair value	$ 1,315
Unpaid principal balance	1,012
Fair value carrying amount over/(under) unpaid principal	$ 303